EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents basic and diluted earnings (loss) per share for the three and six months ended June 30, 2025 and June 30, 2024:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

	(U.S. Dollars and shares in thousands, except per share amounts)
Income from continuing operations	$52,939	$56,047	$97,068	$127,534
Net (income) loss attributable to noncontrolling interests	(8,023)	(7,948)	(13,270)	(3,241)
Income from continuing operations attributable to Dole plc	44,916	48,099	83,798	124,293
Income (loss) from discontinued operations, net of income taxes	(34,950)	32,018	(34,920)	25,967
Net income attributable to Dole plc	$9,966	$80,117	$48,878	$150,260

Weighted average number of shares outstanding:
Weighted average number of shares – basic	95,145	94,930	95,127	94,930
Effect of share awards with a dilutive effect	705	410	636	355
Weighted average number of shares – diluted	95,850	95,340	95,763	95,285

Income (loss) per share:
Basic:
Continuing operations	$0.47	$0.51	$0.88	$1.31
Discontinued operations	(0.37)	0.34	(0.37)	0.27
Net income per share attributable to Dole plc	$0.10	$0.85	$0.51	$1.58
Diluted:
Continuing operations	$0.46	$0.50	$0.87	$1.30
Discontinued operations	(0.36)	0.34	(0.36)	0.27
Net income per share attributable to Dole plc	$0.10	$0.84	$0.51	$1.57